Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72%		November 15, 2017
Class A-2a Notes	$315,700,000.00	1.04%		September 15, 2019
Class A-2b Notes	$150,000,000.00	2.05350%	*	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.22%		March 15, 2021
Class A-4 Notes	$121,570,000.00	1.40%		February 15, 2022
Class B Notes	$39,520,000.00	1.73%		March 15, 2022
Class C Notes	$26,350,000.00	1.93%		April 15, 2023
Total	$1,317,340,000.00
		* One-month LIBOR + 0.14%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$559,463.36

Principal:
Principal Collections	$12,998,847.22
Prepayments in Full	$5,175,509.27
Liquidation Proceeds	$186,805.17
Recoveries	$61,273.78
Sub Total	$18,422,435.44
Collections	$18,981,898.80

Purchase Amounts:
Purchase Amounts Related to Principal	$360,642.08
Purchase Amounts Related to Interest	$1,054.05
Sub Total	$361,696.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$19,343,594.93

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$19,343,594.93
Servicing Fee	$249,709.21	$249,709.21	$0.00	$0.00	$19,093,885.72
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$19,093,885.72
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$19,093,885.72
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$19,093,885.72
Interest - Class A-3 Notes	$66,833.05	$66,833.05	$0.00	$0.00	$19,027,052.67
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$18,885,221.00
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,885,221.00
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$18,828,246.33
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$18,828,246.33
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$18,785,866.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$18,785,866.75
Regular Principal Payment	$17,541,955.26	$17,541,955.26	$0.00	$0.00	$1,243,911.49
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,243,911.49
Residual Released to Depositor	$0.00	$1,243,911.49	$0.00	$0.00	$0.00
Total		$19,343,594.93

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$17,541,955.26
Total					$17,541,955.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$17,541,955.26	$46.47	$66,833.05	$0.18	$17,608,788.31	$46.65
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$17,541,955.26	$13.32	$308,018.97	$0.23	$17,849,974.23	$13.55

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$65,737,427.39	0.1741389	$48,195,472.13	0.1276701
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$253,177,427.39	0.1921884	$235,635,472.13	0.1788722

Pool Information
Weighted Average APR	2.215%	2.207%
Weighted Average Remaining Term	26.87	26.06
Number of Receivables Outstanding	25,917	25,169
Pool Balance	$299,651,050.84	$280,675,938.31
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$279,524,200.77	$261,982,245.51
Pool Factor	0.2095465	0.1962771

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$7,149,991.01
Yield Supplement Overcollateralization Amount	$18,693,692.80
Targeted Overcollateralization Amount	$45,040,466.18
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$45,040,466.18

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$253,308.79
(Recoveries)		130	$61,273.78
Net Loss for Current Collection Period			$192,035.01
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7690%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3286%
Second Prior Collection Period			0.2240%
Prior Collection Period			0.3753%
Current Collection Period			0.7942%
Four Month Average (Current and Prior Three Collection Periods)			0.4305%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,220	$12,931,954.31
(Cumulative Recoveries)			$1,992,615.07
Cumulative Net Loss for All Collection Periods			$10,939,339.24
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7650%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,016.13
Average Net Loss for Receivables that have experienced a Realized Loss			$3,397.31

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.91%	359	$5,360,262.92
61-90 Days Delinquent	0.15%	29	$428,141.02
91-120 Days Delinquent	0.07%	12	$192,384.33
Over 120 Days Delinquent	0.21%	33	$599,070.68
Total Delinquent Receivables	2.34%	433	$6,579,858.95

Repossession Inventory:
Repossessed in the Current Collection Period		15	$280,900.72
Total Repossessed Inventory		27	$476,666.54

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2995%
Prior Collection Period			0.3164%
Current Collection Period			0.2940%
Three Month Average			0.3033%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4345%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer